INVESTMENT PROPERTIES (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [abstract]
Income from rentals	$ 77,964	$ 66,838	$ 89,389
Investment properties that generated income through rentals	21,012	21,254	11,693
Investment properties that did not generate income through rentals	$ 2,295	$ 2,495	$ 2,539